Charter arrangements	12 Months Ended
Dec. 31, 2024
Charter arrangements [Abstract]
Charter arrangements
Note 4 – Charter arrangements

The below table details the Company’s shipping revenues:

(Dollars in thousands)	2024	2023	2022
Time charter revenues[1]	$82,640	$74,989	$75,790
Voyage charter revenues[2]	485,195	481,087	374,592
Shipping revenues	$567,835	$556,075	$450,381
Other revenues[3]	3,938	4,481	3,764
Total revenues	$571,773	$560,556	$454,146
Whereof IFRS 15 revenues	$507,569	$504,529	$397,500

[1]
The majority of time charter revenues are presented in accordance with IFRS 16, while the portion of time charter revenues related to technical management services, equaling $18,436 thousand, $18,961 thousand and $19,144 thousand, for 2024, 2023 and 2022, respectively, is recognized in accordance with IFRS 15.

[2]	Voyage charter revenues are related to revenue from spot charters and are presented in accordance with IFRS 15.
[3]	Other revenues mainly relate to technical management services provided and are presented in accordance with IFRS 15.

The following summarizes the Company’s vessel employment as of December 31, 2024:

Vessel	Type of Employment	Expiry
VLCC
DHT Appaloosa	Spot
DHT Mustang	Spot
DHT Bronco	Spot
DHT Colt	Spot
DHT Stallion	Spot
DHT Tiger	Spot
DHT Harrier	Time charter	Q4 2025
DHT Puma	Time charter with profit sharing	Q1 2026
DHT Panther	Spot
DHT Osprey	Time charter	Q2 2027
DHT Lion	Time charter	Q3 2025
DHT Leopard	Time charter	Q4 2027
DHT Jaguar	Spot
DHT Taiga	Spot
DHT Opal	Spot
DHT Sundarbans	Time charter with profit sharing	Q1 2025
DHT Redwood	Spot
DHT Amazon	Spot
DHT Peony	Spot
DHT Lotus	Spot
DHT China	Spot
DHT Europe	Time charter	Q2 2025
DHT Bauhinia	Spot
DHT Scandinavia	Spot

Future charter payments

The future revenues expected to be received from the time charters (not including any potential profit sharing) for the Company’s vessels on existing charters as of the reporting date are as follows:

Year	Amount
2025	$68,680
2026	26,552
2027	17,885
Thereafter	-
Net charter payments	$113,117

The future net charter payments were $147,072 thousand for the year ending December 31, 2023 and $95,873 thousand for the year ending December 31, 2022.

Any extension periods, unless already exercised as of December 31, 2024, are not included in the table above. Time charter hire payments are not received when a vessel is off-hire, including off-hire related to normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated time for off-hire to perform periodic maintenance on each vessel has been deducted, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.

Contract balances

Contract balances and related disclosures have been included in the following places in the notes to the Company’s consolidated financial statements:

Note
Accounts receivable and accrued revenues	8,9

Deferred shipping revenues relate to charter hire payments paid in advance. The year-end deferred shipping revenues balances have been recognized as revenue in the following year due to the short-term nature of the advances.

	2024	2023	2022
Deferred shipping revenues	$6,139	$4,394	$4,172

Capitalized voyage expenses

Voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. The closing balance of assets recognized from the costs to obtain or fulfil a contract was:

	2024	2023	2022
Capitalized voyage expenses	$2,450	$2,549	$2,799

During the twelve months of 2024, $2,549 thousand was amortized related to voyages in progress as of December 31, 2023, and $2,027 thousand was amortized related to the voyages in progress as of December 31, 2024. No impairment losses were recognized in the period. During the twelve months of 2023, $2,799 thousand was amortized related to voyages in progress as of December 31, 2022, and $2,264 thousand was amortized related to the voyages in progress as of December 31, 2023. No impairment losses were recognized in the period. During the twelve months of 2022, $1,395 thousand was amortized related to voyages in progress as of December 31, 2021, and $1,945 thousand was amortized related to the voyages in progress as of December 31, 2022. No impairment losses were recognized in the period.

Concentration of risk

As of December 31, 2024, seven of the Company’s 24 vessels were chartered to five different counterparties and 17 vessels were operated in the spot market.

As of December 31, 2023, five of the Company’s 24 vessels were chartered to three different counterparties and 19 vessels were operated in the spot market.

As of December 31, 2022, five of the Company’s 23 vessels were chartered to four different counterparties and 18 vessels were operated in the spot market.

The Company believes that the concentration of risk is limited and can be adequately monitored.